Share Capital - Summary of Non-Vested Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share subject to options, Granted	1,112,779	1,229,689
Weighted average grant date fair value, Granted	$ 5.73	$ 5.03
Non-vested options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year	2,139,320
Number of share subject to options, Granted	1,112,779
Number of share subject to options, Vested	(1,000,441)
Number of share subject to options, Forfeited	(172,505)
Share options, end of the year	2,079,153	2,139,320
Weighted average grant date fair value, Granted	$ 5.73
Weighted average grant date fair value, Vested	5.24
Weighted average grant date fair value, Forfeited	5.40
Weighted average grant date fair value, Non-vested share options	$ 5.53	$ 5.28